Subsequent Events - Additional Information (Detail)							0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jan. 29, 2008 USD ($)	Jan. 15, 2015 Subsequent Event USD ($)	Jan. 15, 2015 Subsequent Event CNY	Feb. 06, 2015 Hanwha Solar Holdings Co., Ltd. Subsequent Event
Subsequent Event [Line Items]
Total principal amount, 2008 notes				$ 172,500,000	$ 86,060,000
Total consideration for repurchase of Notes 2008	$ 14,500,000	$ 0	$ 71,900,000			526,627,000
Number of common shares issued to acquire entity as part of acquisition							3,700,000,000
Number of ADS (equivalents to ordinary shares) issued to acquire entity as part of acquisition							740,200,000